Performance Management - O'Shares International Developed Quality Dividend ETF	Oct. 01, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The O’Shares Europe Quality Dividend ETF (the “Predecessor Fund”), a series of OSI ETF Trust, was reorganized into the Fund on June 17, 2022. The Fund adopted the historical performance of the Predecessor Fund as the result of the reorganization in which the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund. The returns presented for the Fund for periods prior to June 17, 2022 reflect the performance of the Predecessor Fund. At the time of the reorganization, the investment objectives of the Fund and the Predecessor Fund were identical and the investment strategies of the Fund and the Predecessor Fund were substantially the same.

Previously, the Predecessor Fund had adopted the historical performance of the O’Shares FTSE Europe Quality Dividend ETF (the “Previous Predecessor Fund”), a series of FQF Trust, as the result of a reorganization in which the Predecessor Fund acquired all of the assets, subject to liabilities, of the Previous Predecessor Fund on June 28, 2018. The returns presented for the Predecessor Fund for periods prior to June 28, 2018 reflect the performance of the Previous Predecessor Fund. At the time of the reorganization, the investment objectives of the Previous Predecessor Fund and the Predecessor Fund were identical and the investment strategies of the Previous Predecessor Fund and the Predecessor Fund were substantially the same.

Effective June 1, 2020, the Predecessor Fund’s underlying index was changed to the O’Shares Europe Quality Dividend Index (the “Second Former Index”) from the FTSE Developed Europe Qual/Vol/Yield 5% Capped Factor Index (the “First Former Index”). Thus, Predecessor Fund performance shown below through May 31, 2020 reflects the Predecessor Fund seeking to track the performance of the First Former Index, and Predecessor Fund performance shown below beginning June 1, 2020 reflects the Predecessor Fund seeking to track the performance of the Second Former Index. Effective October 1, 2025, the Fund's underlying index was changed to the Underlying Index from the Second Former Index. Thus, Fund performance show below from June 1, 2020 through September 30, 2025 reflects the Fund seeking to track the performance of the Second Former Index. In addition, the Underlying Index performance shown below reflects the blended performance of the First Former Index through May 31, 2020, the Second Former Index through September 30, 2025, and the Underlying Index thereafter. Because the Underlying Index is materially different from the Second Former Index, the Fund's performance beginning October 1, 2025 may differ materially from the performance information shown below for the period prior to October 1, 2025.

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Predecessor Fund and Fund’s performance from year to year and by showing how the Predecessor Fund and Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index and an index that represents a broad measure of market performance. Effective October 1, 2025, the Fund changed its broad-based securities market index from the Morningstar Europe Index to the Bloomberg Developed Markets ex US Large, Mid & Small Cap Index to better align with the Fund's current strategy. The Predecessor Fund and Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Predecessor Fund’s recurring expenses. Updated performance information is available online at www.alpsfunds.com or by calling 866.759.5679.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund and Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Predecessor Fund and Fund’s performance from year to year and by showing how the Predecessor Fund and Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index and an index that represents a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]
Highest Quarterly Return	17.47%	December 31, 2022
Lowest Quarterly Return	-20.66%	March 31, 2020

The Fund’s year-to-date return as of June 30, 2025 was 19.58%

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Heading	Average Annual Total Returns For the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.alpsfunds.com
Performance Availability Phone [Text]	866.759.5679
O'Shares International Developed Quality Dividend ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	19.58%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	17.47%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(20.66%)
Lowest Quarterly Return, Date	Mar. 31, 2020